CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Revenue	$ 2,281,909	$ 2,868,647	$ 2,671,706
Gross profit	955,874	1,391,279	1,366,607
Other operating income	31,101	35,195	44,984
Vessel operating expenses	(282,123)	(278,041)	(268,869)
Technical management expenses	(27,082)	(28,173)	(25,692)
Charter hire expenses	(33,415)	(48,496)	(34,571)
Other expenses	(84,876)	(79,446)	(69,571)
Total other gains	559,479	992,318	1,012,888
Gain on disposal of assets	12,236	28,520	56,087
Depreciation charge of property, plant and equipment	(201,702)	(214,308)	(209,727)
Amortisation charge of intangible assets	(427)	(803)	(1,300)
Operating profit	369,586	805,727	857,948
Interest income	13,496	16,317	17,629
Interest expense	(49,768)	(52,375)	(77,385)
Capitalised financing fees written off	(2,720)	(2,069)	(5,894)
Other finance expense	(5,607)	(9,662)	(11,845)
Finance expense - net	(44,599)	(47,789)	(77,495)
Share of profit of equity-accounted investees, net of tax	17,190	20,515	19,073
Profit before income tax	342,177	778,453	799,526
Income tax expense	(2,495)	(4,418)	(6,251)
Profit for the financial year	339,682	774,035	793,275
Items that may be subsequently reclassified to profit or loss
Foreign operations - foreign currency translation differences	325	(135)	(92)
Cash flow hedges - effective portion of changes in fair value	(2,822)	14,522	13,378
Cash flow hedges - reclassified to profit or loss	(10,057)	(33,129)	(42,524)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(12,554)	(18,742)	(29,238)
Item that will not be subsequently reclassified to profit or loss
Equity investments at FVOCI - net change in fair value	(36,957)	1,186	9,720
Total other comprehensive loss, net of tax	(49,511)	(17,556)	(19,518)
Total comprehensive income for the year	$ 290,171	$ 756,479	$ 773,757
Earnings per share attributable to the equity holders of the Company (expressed in US$ per share)
Basic earnings per share (in dollars per share)	$ 0.68	$ 1.52	$ 1.57
Diluted earnings per share (in dollars per share)	$ 0.67	$ 1.5	$ 1.56
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue	$ 1,421,831	$ 1,935,596	$ 1,915,472
Voyage expenses	(465,957)	(544,317)	(548,865)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue	860,078	933,051	756,234
Voyage expenses	(329,566)	(332,802)	(279,749)
Pool distributions	$ (530,512)	$ (600,249)	$ (476,485)